Capital Stock	12 Months Ended
Mar. 03, 2012
Capital Stock/Comprehensive Income [Abstract]
Capital Stock
9.	CAPITAL STOCK

(a)	Capital stock

The Company is authorized to issue an unlimited number of non-voting, redeemable, retractable Class A common shares, an unlimited number of voting common shares and an unlimited number of non-voting, cumulative, redeemable, retractable preferred shares. At March 3, 2012 and February 26, 2011, there were no Class A common shares or preferred shares outstanding.

The following details the changes in issued and outstanding common shares for the three years ended March 3, 2012:

	Capital Stock and Additional Paid-In Capital		Treasury Stock
	Stock Outstanding (000’s)	Amount	Stock Outstanding (000’s)	Amount
Common shares outstanding as at February 28, 2009	566,219	$2,328	—	$—

Exercise of stock options	3,408	30	—	—
Conversion of restricted share units	2	—	—	—
Stock-based compensation	—	58	—	—
Tax benefits related to stock-based compensation	—	2	—	—
Purchase of treasury stock	—	—	1,459	(94)
Common shares repurchased	(12,300)	(46)	—	—

Common shares outstanding as at February 27, 2010	557,329	2,372	1,459	(94)

Exercise of stock options	3,737	67	—	—
Stock-based compensation	—	72	—	—
Tax deficiencies related to stock-based compensation	—	(1)	—	—
Purchase of treasury stock	—	—	1,471	(76)
Treasury stock vested	2	(10)	(177)	10
Common shares repurchased	(37,199)	(141)	—	—

Common shares outstanding as at February 26, 2011	523,869	2,359	2,753	(160)

Exercise of stock options	291	9	—	—
Stock-based compensation	—	97	—	—
Tax deficiencies related to stock-based compensation	—	(2)	—	—
Purchase of treasury stock	—	—	6,317	(156)
Treasury stock vested	—	(17)	(359)	17

Common shares outstanding as at March 3, 2012	524,160	$2,446	8,711	$(299)

On June 16, 2011, RIM’s Board of Directors approved a share repurchase program to commence any time after July 10, 2011 to purchase for cancellation through the facilities of the NASDAQ Stock Market or, subject to regulatory approval, by way of private agreement up to 5% of RIM’s outstanding common shares (representing approximately 26 million common shares as of the date hereof). The share repurchase program will remain in place for up to 12 months or until the purchases are completed or the program is terminated by RIM. No common shares have been repurchased under this program to date.

The price that the Company will pay for any shares purchased over NASDAQ will be the prevailing market price at the time of purchase. The share repurchase program will be effected in accordance with Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, which contains restrictions on the number of shares that may be purchased on a single day, subject to certain exceptions for block purchases, based on the average daily trading volumes of the Company’s shares on NASDAQ. Any purchases made by way of private agreement may be at a discount to the prevailing market price at the time of purchase, and would be subject to regulatory approval.

The Company had 524 million voting common shares outstanding, options to purchase 4 million voting common shares, 8 million RSUs and 0.1 million DSUs outstanding as at April 4, 2012.

(b)	Stock-based compensation

Stock Option Plan

The Company recorded a charge to income and a credit to paid-in-capital of approximately $27 million in fiscal 2012 (fiscal 2011 - $31 million; fiscal 2010 - $37 million) in relation to stock-based compensation expense.

The Company has presented excess tax benefits (deficiencies) from the exercise of stock-based compensation awards as a financing activity in the consolidated statement of cash flows.

Stock options granted under the plan generally vest over a period of five years and are generally exercisable over a period of six years to a maximum of ten years from the grant date. The Company issues new shares to satisfy stock option exercises. There are 15 million stock options available for future grants under the stock option plan as at March 3, 2012.

As part of a settlement agreement reached with the Ontario Securities Commission (“OSC”), on February 5, 2009, Messrs. Balsillie, Lazaridis and Kavelman agreed to contribute, in aggregate, a total of approximately CAD $83 million to RIM, consisting of (i) a total of CAD $38 million to RIM in respect of the outstanding benefit arising from incorrectly priced stock options granted to all RIM employees from 1996 to 2006, and (ii) a total of CAD $45 million to RIM (CAD $15 million of which had previously been paid) to defray costs incurred by RIM in the investigation and remediation of stock options, granting practices and related governance practices at RIM. These contributions are being made through Messrs. Balsillie, Lazaridis and Kavelman undertaking not to exercise certain vested RIM options to acquire an aggregate of 1,160,129 common shares of RIM. These options had a fair value equal to the aggregate contribution amounts determined using a Black-Scholes-Merton calculation based on the last trading day prior to the day the OSC issued a notice of hearing in respect of the matters giving rise to the settlement. In the first quarter of fiscal 2010, options to acquire an aggregate of 758,837 common shares of RIM, and in the fourth quarter of fiscal 2011, options to acquire an aggregate of 391,292 common shares of RIM, expired in satisfaction of the undertakings not to exercise options. During the first quarter of fiscal 2012, the remaining 10,000 options expired in satisfaction of the undertakings not to exercise options effectively completing the contributions required as part of the settlement agreement reached with the OSC.

A summary of option activity since February 28, 2009 is shown below:

	Options Outstanding
	Number (000’s)	Weighted- Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at February 28, 2009	12,731	$27.51

Granted during the year	559	64.14
Exercised during the year	(3,408)	8.87
Forfeited/cancelled/expired during the year	(859)	15.03

Balance as at February 27, 2010	9,023	$44.18

Exercised during the year	(3,737)	17.83
Forfeited/cancelled/expired during the year	(676)	46.08

Balance as at February 26, 2011	4,610	$70.36

Exercised during the year	(291)	29.70
Forfeited/cancelled/expired during the year	(701)	64.58

Balance as at March 3, 2012	3,618	$73.86	1.72	$—

Vested and expected to vest as at March 3, 2012	3,570	$73.66	1.71	$—

Exercisable as at March 3, 2012	3,019	$70.88	1.60	$—

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate difference between the closing stock price of the Company’s common shares on March 3, 2012 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on March 3, 2012. The intrinsic value of stock options exercised during fiscal 2012, calculated using the average market price during the year, was approximately $1 per share.

A summary of unvested stock options since February 26, 2011 is shown below:

	Options Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value
Balance as at February 26, 2011	1,517	$37.63

Vested during the period	(775)	34.63
Forfeited during the period	(143)	37.59

Balance as at March 3, 2012	599	$41.53

As at March 3, 2012, there was $17 million of unrecognized stock-based compensation expense related to unvested stock options which will be expensed over the vesting period, which, on a weighted-average basis, results in a period of approximately 1.2 years. The total fair value of stock options vested during the year ended March 3, 2012 was $27 million.

Cash received from the stock options exercised for the year ended March 3, 2012 was $9 million (February 26, 2011 - $67 million). Tax deficiencies incurred by the Company related to the stock options exercised was $2 million at March 3, 2012 (February 26, 2011 – tax deficiencies incurred of $1 million; February 27, 2010 – tax benefits realized of $2 million).

During the years ended March 3, 2012 and February 26, 2011, there were no stock options granted. During the year ended February 27, 2010, there were approximately 559 thousand stock options granted. The weighted-average fair values of stock options granted during fiscal 2010 were calculated using the BSM option-pricing model with the following assumptions:

February 27, 2010

Number of options granted (000’s)	559

Weighted-average grant date fair value of stock options granted during the year	$33.02

Assumptions:
Risk-free interest rate	1.8%
Expected life in years	4.2
Expected dividend yield	0%
Volatility	65%

At the time the stock options were granted, the Company had no current expectation of paying cash dividends on its common shares and the risk-free interest rates utilized during the life of the stock options was based on a U.S. Treasury security for an equivalent period. In addition, the Company estimated the volatility of its common shares at the date of grant based on a combination of the implied volatility of publicly traded options on its common shares, and historical volatility, as the Company believes that this was a better indicator of expected volatility going forward. Finally, the expected life of stock options granted under the plan was based on historical exercise patterns, which the Company believes were representative of future exercise patterns.

Restricted Share Unit Plan

The Company recorded compensation expense with respect to RSUs of approximately $70 million in the year ended March 3, 2012 (February 26, 2011 - $42 million; February 27, 2010 - $21 million).

During fiscal 2012, a trustee selected by the Company purchased 6,316,780 common shares for total consideration of approximately $156 million to comply with its obligations to deliver shares upon vesting (2011 – 1,470,703 common shares were purchased for total cash consideration of approximately $76 million). These purchased shares are classified as treasury stock for accounting purposes and included in the shareholders’ equity section of the Company’s consolidated balance sheet.

A summary of RSU activity since February 26, 2011 is shown below:

	RSUs Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)

Balance as at February 26, 2011	2,703	$57.40

Granted during the period	7,093	25.33
Vested during the period	(359)	60.42
Cancelled during the period	(842)	45.73

Balance as at March 3, 2012	8,595	$31.96	1.74	$118

Vested and expected to vest at March 3, 2012	7,952	$32.24	1.72	$110

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of the Company’s common shares on March 3, 2012) that would have been received by RSU holders if all RSUs had been redeemed on March 3, 2012.

As at March 3, 2012, there was $167 million of unrecognized compensation expense related to RSUs which will be expensed over the vesting period, which, on a weighted-average basis, results in a period of approximately 1.6 years.

Deferred Share Unit Plan

The Company issued 0.1 million DSUs in the year ended March 3, 2012. There are 0.1 million DSUs outstanding as at March 3, 2012 (February 26, 2011 – 0.1 million). The Company had a liability of $2 million in relation to the DSU plan as at March 3, 2012 (February 26, 2011 - $3 million).